Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements (Detail) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Capital Lease Obligations [Abstract]
2017	$ 43,472	¥ 301,823
2018	27,175	188,679
2019	13,545	94,045
2020	7,277	50,525
2021 and thereafter	98,196	681,773
Total minimum lease payments	189,665	1,316,845
Less: amount representing interest	(77,272)	(536,499)
Present value of remaining minimum lease payments	$ 112,393	¥ 780,346